Note 36 - Related Parties	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
36	Related parties

Directors of the company, as well as certain executives, are considered key management.  For entities within the Group refer to note 37.

Employee contracts between CMSA, CHZ, the Company and key management include an option for respective key management to terminate such employee contracts in the event of a change in control of the Company and to receive a severance payment equal to six months’ to two years’ compensation. If this was triggered as at December 31, 2023 the severance payment would have amounted to $7,809 (2022: $8,575, 2021: $8,214). A change in control would constitute:

●	the acquisition of more than 50% of the shares; or
●	the acquisition of the right to exercise the majority of the voting rights of shares; or
●	the acquisition of the right to appoint the majority of the board of directors; or
●	the acquisition of more than 50% of the assets of the Group.

36	Related parties (continued)

Key management personnel and director transactions:

A number of related parties transacted with the Group in the reporting period. The aggregate value of transactions and outstanding balances relating to key management personnel and entities over which they have control or significant influence were as follows:

	2023	2022	2021

Key management salaries	3,102	2,076	2,234
Share-based awards* @	720	999	540
All other compensation &	2,599	1,697	1,011
	6,421	4,772	3,785

*	Amount inclusive of $104 (2022: $354, 2021: $123) classified as production costs.
@	Employees, officers, directors, consultants and other service providers also participate in the OEICP (see note 12.1).
&

The Company entered into a consultancy agreement with SR Curtis, a director of the Company, effective July 1, 2022 until December 31, 2023 at a monthly fee of $44.1 from July 1, 2022 until December 31, 2022 and $12.5 from January 1, 2023 until December 31, 2023. During the period ended December 31, 2023, the Company recorded $150 (2022: $265, 2021: $Nil) in consultancy fees.  The Company has extended Mr. Curtis’ consultancy agreement until December 31, 2025 at a monthly fee of $12.5.  Mr. Curtis is retiring as a director from the next annual general meeting (planned for May 7, 2024).

Included is an amount of $647 (2022: $1,378, 2021: $1,011) that relates to bonuses provided or paid for in 2023.
Included is an amount of $1,588 (2022: $54 (leave payout), 2021: $Nil) that relates to provision of a severance package payable in 2024

$30 rent was paid to a company of which V. Gapare is a director and that supplied office accommodation in Harare, Zimbabwe.

Group entities are set out in note 37.

Refer to note 6 and note 28 for transactions with NCI.

Refer to note 38 for management fees between CMSA and Blanket Mine.

Refer to note 30 for details of the bonds and the Loan notes which were guaranteed by the Company and by Greenstone Management Services Holdings (UK) Limited respectively.

Refer to note 11 for director fees.

All related party transactions occurred at arm’s length.